Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable non-controlling interests	The redeemable noncontrolling interests for the years ended December 31, 2018 and 2019 are summarized below:

RMB
Balance at December 31, 2017	649,246
Accretion	38,601

Balance at December 31, 2018	687,847
Accretion	31,662
Deconsolidation of Live.me (Note 3)	(719,509)

Balance at December 31, 2019	—

Balance at December 31, 2019 in US$	—